Exit or Disposal Activities (Details Textual) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Exit or Disposal Activities (Textual) [Abstract]
Provisions in Costs of goods sold or SG&A	$ 1,434	$ 1,953	$ 19,864
Reductions in carrying value of property plant and equipment	3,263
Exit Or Disposal Activities (Additional Textual) [Abstract]
Adjustments to prior provisions for qualified exit costs	(900)	(5,764)	1,968
Reductions in estimated fair value of property plant and equipment			571
Manufacturing Facility and Branches Shutdown in 2009 [Member]
Exit or Disposal Activities (Textual) [Abstract]
Reductions in carrying value of property plant and equipment		1,164	5,404
Paint Stores Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in Costs of goods sold or SG&A	182	182	5,243
Consumer Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in Costs of goods sold or SG&A	339	457	9,855
Global Finishes Group [Member]
Exit or Disposal Activities (Textual) [Abstract]
Provisions in Costs of goods sold or SG&A	$ 913	$ 1,314	$ 4,766